STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation Plans

Share-based compensation was recognized as follows:

	For the Three Months Ending		For the Nine Months Ending
	September 30,		September 30,
	2018	2017	2018	2017

2007 Employee Stock Option Plan	$3,617	$12,062	$15,149	$12,084
2016 Equity Incentive Plan	92,323	116,956	323,927	682,537
Warrants	15,659	28,807	62,731	175,621

Total share-based compensation	$111,599	$157,825	$401,807	$870,242

As of December 31, 2017, the Company has two stock-based compensation plans. Share-based compensation was recognized as follows:

	2017	2016	2015

2007 Employee Stock Option Plan	$18,322	$348,850	$1,339,692
2016 Equity Incentive Plan	776,416	87,378	—
Warrants	416,934	174,359	91,263

Total share-based compensation	$1,211,672	$610,587	$1,430,955

Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable

The following tables summarize all stock option and warrant activity of the Company during the nine months ended September 30, 2018:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2017	18,629,867	$0.57 - $1.69	$0.90

Granted	720,000	$1.07 - $1.27	$1.19
Expired	—	—	$—
Forfeited	(175,000)	$0.90 - $0.92	$0.91
Exercised	(200,000)	$0.615 - $1.00	$0.81

Outstanding, September 30, 2018	18,974,867	$0.57 - $1.69	$0.91

Exercisable, September 30, 2018	18,377,991	$0.57 - $1.69	$0.90

The following tables summarize all stock option and warrant activity of the Company during the years ended December 31, 2017, 2016 and 2015:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted
	Number of	Exercise	Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2014	11,819,600	$0.25 - $1.75	$1.15

Granted	9,746,267	$0.67 - $1.02	$0.81
Expired	(2,837,500)	$1.00 - $1.75	$1.52
Forfeited	(200,000)	$0.92 - $1.16	$1.01
Exercised	—	—	—

Outstanding, December 31, 2015	18,528,367	$0.63 - $1.69	$0.92

Granted	1,510,000	$0.57 - $0.86	$0.63
Expired	(1,937,000)	$0.63 - $1.30	$0.88
Forfeited	—	—	—
Exercised	—	—	—

Outstanding, December 31, 2016	18,101,367	$0.57 - $1.69	$0.90

Granted	1,770,000	$0.60 - $1.50	$0.97
Expired	(772,500)	$0.68 - $1.69	$0.98
Forfeited	—	—	—
Exercised	(469,000)	$1.00. - $1.25	$1.07

Outstanding, December 31, 2017	18,629,867	$0.57 - $1.69	$0.90

Exercisable, December 31, 2017	18,039,242	$0.57 - $1.69	$0.89

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range

During the three month period ending September 30, 2018, 100,000 options were exercised for proceeds of $100,000.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at September 30, 2018	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	18,377,991	3.78	$0.90

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2017	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	18,039,242	4.30 Years	$0.89